Schedule of other expenses (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Other Expenses
Information technology expenses	$ 505	$ 684	$ 587
Legal and professional fees	1,707	2,313	1,148
Marketing and advertising	1,014	1,374	1,919
Rental	2	3	21
Others	281	381	76
Total Other expenses	$ 3,509	$ 4,755	$ 3,751